PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 5       -     PROPERTY AND EQUIPMENT

A.	Comprised as follows:

	December 31,
	2 0 1 5	2 0 1 4
	$ in thousands

Machinery and equipment	1,725	1,710
Leasehold improvements	24	24
Office furniture and equipment	44	44
	1,793	1,778
Less - accumulated depreciation and amortization	1,757	1,751
	36	27

B.	Depreciation and amortization expenses totaled $6 thousands, $ 13 thousands, and $17 thousands, in the years ended December 31, 2015, 2014 and 2013, respectively.